File Nos. 33-42162
                                                                        811-6377


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]


      Pre-Effective Amendment No.                                       [ ]



      Post-Effective Amendment No. 19                                   [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 19                                                  [X]


                               (Check appropriate box or boxes.)

                              DREYFUS BASIC MUNICIPAL FUND, INC.
                      (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                     Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                   New York, New York 10166
                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

       X    on January 1, 2003 pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(i)
      ----
            on    (date)     pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)    pursuant to paragraph (a)(ii) of Rule 485
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----


Dreyfus BASIC
Municipal Fund, Inc.

Three investment choices seeking income exempt from federal income tax, and one investment choice seeking income exempt from federal and New Jersey state income taxes


PROSPECTUS January 1, 2003


DREYFUS BASIC INTERMEDIATE MUNICIPAL BOND PORTFOLIO

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



(PAGE)

Each portfolio's investment approach, risks, performance, expenses and related information

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE PORTFOLIOS
                      ----------------------------------------

                                       1  Introduction

                                        2 Goal/Approach

                                        5 Main Risks

                                        7 Past Performance

                                        9 Expenses

                                       13 Management

                                       14 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------


                                       17 Account Policies

                                       20 Distributions and Taxes

                                       21 Services for Fund Investors

                                       22 Instructions for Regular Accounts


                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover



(PAGE)


The Portfolios

INTRODUCTION

This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document. Each portfolio is a separate entity with a separate investment portfolio. The operations and results of one portfolio are unrelated to those of each other portfolio.

The portfolios differ in their average maturity, which affects their level of income and degree of share price fluctuation. The money market portfolios seek to maintain a stable $1.00 share price. The money market portfolios offer share price stability for investors looking to protect principal, but have lower income potential than the bond portfolios. The bond portfolios each offer higher income and return potential, mainly relative to their average maturities, but their share prices will fluctuate.


Each portfolio is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers. Therefore, each portfolio's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.


INFORMATION ON EACH PORTFOLIO'S RECENT PERFORMANCE CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Dreyfus BASIC Intermediate Municipal Bond Portfolio
-------------------------
Ticker Symbol: DBIMX

Dreyfus BASIC Municipal Bond Portfolio
--------------------------
Ticker Symbol: DRMBX

Dreyfus BASIC Municipal Money Market Portfolio
--------------------------
Ticker Symbol: DBMXX

Dreyfus BASIC New Jersey Municipal Money Market Portfolio
-------------------------
Ticker Symbol: DBJXX

What these portfolios are -- and aren't

Each portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each strives to reach its stated goal, although as with all mutual funds, none of the portfolios can offer guaranteed results.

An investment in these portfolios is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in these portfolios, but you also have the potential to make money.

                                                                 The Portfolios



(PAGE 1)

GOAL/APPROACH

Dreyfus BASIC Intermediate Municipal Bond Portfolio

THE INTERMEDIATE BOND PORTFOLIO seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the portfolio normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

The dollar-weighted average maturity of the portfolio ranges between three and ten years. The portfolio will invest at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The remaining 35% of the portfolio may be invested in bonds with a credit quality lower than A, including bonds of below investment grade credit quality ("high yield" or "junk" bonds).




The portfolio manager may buy and sell bonds based on credit quality, financial outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently high current yields or that are trading at competitive market prices. A portion of the portfolio's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The portfolio's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.


Although the portfolio's objective is to generate income exempt from federal income tax, interest from some of the portfolio's holdings may be subject to the federal alternative minimum tax. In addition, the portfolio occasionally may invest in taxable bonds.




The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.


Concepts to understand

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for bonds in default (the inability to make timely interest or principal payments). Bonds rated BBB or Baa and above are considered investment grade.


AVERAGE MATURITY: an average of the stated maturities of the bonds held in the portfolio, based on their dollar-weighted proportions in the portfolio.




(PAGE 2)

Dreyfus BASIC
Municipal Bond Portfolio

THE BOND PORTFOLIO seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the portfolio normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

The dollar-weighted average maturity of the portfolio normally exceeds ten years, but there are no specific requirements for average maturity. The portfolio will invest at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The remaining 35% of the portfolio may be invested in bonds with a credit quality lower than A, including high yield municipal bonds.




The portfolio manager may buy and sell bonds based on credit quality, financial outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently high current yields or that are trading at competitive market prices. A portion of the portfolio's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The portfolio's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.


Although the portfolio's objective is to generate income exempt from federal income tax, interest from some of the portfolio's holdings may be subject to the federal alternative minimum tax. In addition, the portfolio occasionally may invest in taxable bonds.




The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.


Concepts to understand

MUNICIPAL BONDS: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal bonds are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls




                                                                 The Portfolios

(PAGE 3)


GOAL/APPROACH (CONTINUED)

Dreyfus BASIC
Municipal Money Market Portfolio

THE MONEY MARKET PORTFOLIO seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the portfolio normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax.

Although the portfolio's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the portfolio occasionally may invest in taxable obligations.




Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, each money market portfolio is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.



Dreyfus BASIC New Jersey
Municipal Money Market Portfolio

THE NEW JERSEY MONEY MARKET PORTFOLIO seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the portfolio normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. When the portfolio manager believes that acceptable New Jersey municipal obligations are unavailable for investment, the portfolio may invest temporarily in municipal obligations that provide income subject to New Jersey state personal income tax, but not federal income tax.


Although the portfolio's objective is to generate income exempt from federal and New Jersey state income taxes, interest from some of the portfolio's holdings may be subject to the federal alternative minimum tax. In addition, the portfolio temporarily may invest in taxable obligations and municipal obligations that provide income free from federal but not New Jersey state income tax.



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


(PAGE 4)


MAIN RISKS

Dreyfus BASIC Intermediate Municipal Bond Portfolio and
Dreyfus BASIC Municipal Bond Portfolio



The principal risks of the Intermediate Bond Portfolio and Bond Portfolio are discussed below. The value of your investment in a portfolio will fluctuate, which means you could lose money.


* INTEREST RATE RISK. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a portfolio's share price. The longer a portfolio's maturity and duration, the more its share price is likely to react to interest rates.


* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering a portfolio's share price. Although the portfolios invest primarily in investment grade municipal bonds, they may invest in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.


* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a portfolio's share price may fall dramatically.


* MARKET SECTOR RISK. Each portfolio may overweight or underweight certain industries or market sectors, which may cause a portfolio's performance to be more or less sensitive to developments affecting those industries or sectors.





* DERIVATIVES RISK. The portfolios may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.

Other potential risks

Under adverse market conditions, a portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Each portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                 The Portfolios



(PAGE 5)

MAIN RISKS (CONTINUED)

Dreyfus BASIC Municipal Money Market Portfolio and Dreyfus BASIC New Jersey Municipal Money Market Portfolio

Each portfolio's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in either portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a portfolio.

While each portfolio has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce a portfolio's income level and/or share price:

* interest rates could rise sharply, causing the value of a portfolio's investments and its share price to drop

*    interest rates could drop, thereby reducing a portfolio's yield

* any of a portfolio's holdings could have its credit rating downgraded or could default

The New Jersey Money Market Portfolio is subject to certain additional risks:

* New Jersey's economy and revenues underlying its municipal obligations may decline

* the portfolio's securities may be more sensitive to risks that are specific to investing primarily in a single state

(PAGE 6)


PAST PERFORMANCE

Dreyfus BASIC Intermediate
Municipal Bond Portfolio



The bar chart and table shown below illustrate the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for municipal bonds maturing in the 6-to-8-year range. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                     13.81  4.86   8.76   6.72   -2.46  11.40   5.63
92     93     94     95     96     97     98     99     00      01

BEST QUARTER:                    Q1 '95                     +5.16%

WORST QUARTER:                   Q2 '99                     -2.01%

THE PORTFOLIO'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 7.58%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01



                                                                                                                  Since
                                                                                                                inception
                                                            1 Year                     5 Years                   (5/4/94)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO
RETURNS BEFORE TAXES                                         5.63%                      5.90%                      6.37%

PORTFOLIO
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                             5.27%                      5.67%                      6.21%

PORTFOLIO
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF PORTFOLIO SHARES                                     5.45%                      5.61%                      6.08%

LEHMAN BROTHERS 7-YEAR
MUNICIPAL BOND INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                      5.18%                      5.55%                      6.02%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE
     BEGINNING VALUE ON 5/4/94.



Dreyfus BASIC Municipal Bond Portfolio

The bar chart and table shown below illustrate the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for municipal bonds. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                     19.24  4.60   10.93  6.79   -5.71  13.96   3.43
92     93     94     95     96     97     98     99     00      01

BEST QUARTER:                    Q1 '95                     +7.85%

WORST QUARTER:                   Q1 '96                     -2.46%

THE PORTFOLIO'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.05%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01


                                                                                                                  Since
                                                                                                                inception
                                                            1 Year                     5 Years                   (5/6/94)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO
RETURNS BEFORE TAXES                                        3.43%                      5.65%                      6.74%

PORTFOLIO
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                            3.41%                      5.47%                      6.57%

PORTFOLIO
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF PORTFOLIO SHARES                                    4.07%                      5.49%                      6.47%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                     5.13%                      5.98%                      6.59%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE
     BEGINNING VALUE ON 5/6/94.

                                                                                                                   The Portfolios





(PAGE 7)

PAST PERFORMANCE (CONTINUED)

Dreyfus BASIC Municipal Money Market Portfolio

The bar chart and table shown below illustrate the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows the portfolio's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

3.23   2.56   2.92   3.93   3.23   3.36   3.20   2.92   3.76    2.49
92     93     94     95     96     97     98     99     00      01

BEST QUARTER:                    Q2 '95                     +1.04%

WORST QUARTER:                   Q4 '01                     +0.41%

THE PORTFOLIO'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.88%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01

1 Year                          5 Years                        10 Years
--------------------------------------------------------------------------------

2.49%                            3.14%                           3.16%

For the portfolio's current yield, call toll-free: 1-800-645-6561.

Dreyfus BASIC New Jersey Municipal Money Market Portfolio

The bar chart and table shown below illustrate the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows the portfolio's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                            3.30   3.15   2.87   2.70   3.59    2.61
92     93     94     95     96     97     98     99     00      01

BEST QUARTER:                    Q4 '00                     +0.94%

WORST QUARTER:                   Q4 '01                     +0.44%

THE PORTFOLIO'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.94%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01

                                                            Since inception
1 Year                          5 Years                        (12/1/95)
--------------------------------------------------------------------------------

2.61%                            2.98%                           3.05%



For the portfolio's current yield, call toll-free: 1-800-645-6561.






(PAGE 8)

EXPENSES

Dreyfus BASIC Intermediate Municipal Bond Portfolio


As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Shareholder transaction fees are paid from your account. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the share price. The portfolio has no sales charge (load) or Rule 12b-1 distribution fees.

--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                             $5.00

Account closeout fee*                                                    $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.60%


Shareholder services fee                                                 0.04%

Other expenses                                                           0.11%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                0.75%

Fee waiver and/or expense reimbursement                                 (0.30%)

--------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                                 0.45%

*   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.


** THE DREYFUS CORPORATION HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO INVESTORS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JANUARY 1, 2004.




Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                $210                                  $387                                  $902


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the portfolio and assisting in all aspects of the portfolio's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the portfolio's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEE: the fee paid from your account and retained by the portfolio to help keep operating expenses lower.

                                                                 The Portfolios





(PAGE 9)

EXPENSES (CONTINUED)

Dreyfus BASIC Municipal Bond Portfolio


As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Shareholder transaction fees are paid from your account. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the share price. The portfolio has no sales charge (load) or Rule 12b-1 distribution fees.

--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                             $5.00

Account closeout fee*                                                    $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.60%


Shareholder services fee                                                 0.06%

Other expenses                                                           0.08%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                0.74%

Fee waiver and/or expense reimbursement                                 (0.29%)

--------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                                 0.45%

*   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.


** THE DREYFUS CORPORATION HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO INVESTORS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JANUARY 1, 2004.



Expense example

1 Year                            3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                $207                                  $383                                  $891


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the portfolio and assisting in all aspects of the portfolio's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the portfolio's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEE: the fee paid from your account and retained by the portfolio to help keep operating expenses lower.




(PAGE 10)

Dreyfus BASIC
Municipal Money Market Portfolio


As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Shareholder transaction fees are paid from your account. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the share price. The portfolio has no sales charge (load) or Rule 12b-1 distribution fees.

--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                             $5.00

Account closeout fee*                                                    $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.05%

Other expenses                                                           0.05%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                0.60%

Fee waiver and/or expense reimbursement                                 (0.15%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                                 0.45%

*   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.


** THE DREYFUS CORPORATION HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO INVESTORS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JANUARY 1, 2004.



Expense example

1 Year                            3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                $177                                  $320                                  $736



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the portfolio and assisting in all aspects of the portfolio's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the portfolio's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEE: the fee paid from your account and retained by the portfolio to help keep operating expenses lower.

                                                                 The Portfolios



(PAGE 11)

EXPENSES (CONTINUED)


Dreyfus BASIC New Jersey
Municipal Money Market Portfolio


As an investor, you pay certain fees and expenses in connection with the portfolio, which are described in the table below. Shareholder transaction fees are paid from your account. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the share price. The portfolio has no sales charge (load) or Rule 12b-1 distribution fees.


--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                             $5.00

Account closeout fee*                                                    $5.00

Wire and Dreyfus TeleTransfer redemption fee                             $5.00

Checkwriting charge                                                      $2.00
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.05%

Other expenses                                                           0.07%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                0.62%

Fee waiver and/or expense reimbursement                                 (0.17%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                                 0.45%


*   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.


** THE DREYFUS CORPORATION HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DO NOT EXCEED 0.45%. DREYFUS MAY TERMINATE THIS AGREEMENT UPON AT LEAST 90 DAYS' PRIOR NOTICE TO INVESTORS, BUT HAS COMMITTED NOT TO DO SO AT LEAST THROUGH JANUARY 1, 2004.




Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                $181                                  $329                                  $758



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The one-year example and the first year of the three, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the portfolio and assisting in all aspects of the portfolio's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the portfolio's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

SHAREHOLDER TRANSACTION FEE: the fee paid from your account and retained by the portfolio to help keep operating expenses lower.




(PAGE 12)

MANAGEMENT


The investment adviser for each portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $188 billion in over 190 mutual fund portfolios. For the past fiscal year, Dreyfus BASIC Intermediate Municipal Bond Portfolio, Dreyfus BASIC Municipal Bond Portfolio, Dreyfus BASIC Municipal Money Market Portfolio and Dreyfus BASIC New Jersey Municipal Money Market Portfolio each paid Dreyfus a management fee at the annual rate of 0.30%, 0.31%, 0.35% and 0.33%, respectively, of the portfolio's average daily net assets.

Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $562 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Douglas J. Gaylor has been the primary portfolio manager of Dreyfus BASIC Intermediate Municipal Bond Portfolio and Dreyfus BASIC Municipal Bond Portfolio since he joined Dreyfus in January 1996.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                 The Portfolios



(PAGE 13)

FINANCIAL HIGHLIGHTS

The following tables describe each portfolio's performance for the fiscal periods indicated. "Total return" shows how much your investment in a portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report for each portfolio, along with each portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.



                                                                                             YEAR ENDED AUGUST 31,


 DREYFUS BASIC INTERMEDIATE MUNICIPAL BOND PORTFOLIO                            2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.65      13.04     12.88      13.56      13.25

 Investment operations:  Investment income -- net                               .61(2)       .61       .62        .61        .63

                         Net realized and unrealized gain (loss)
                         on investments                                           .13        .64       .17      (.58)        .47

 Total from investment operations                                                 .74       1.25       .79        .03       1.10

 Distributions:          Dividends from investment income -- net                (.60)      (.61)     (.62)      (.61)      (.63)

                         Dividends from net realized gain
                         on investments                                         (.18)      (.03)     (.01)      (.10)      (.16)

 Total distributions                                                            (.78)      (.64)     (.63)      (.71)      (.79)

 Net asset value, end of period                                                 13.61      13.65     13.04      12.88      13.56

 Total Return (%)                                                                5.62       9.82      6.36        .11       8.51
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets                            4.53       4.60      4.86       4.55       4.68

 Decrease reflected in above expense ratios due to undertakings by Dreyfus        .30        .34       .34        .33        .36

 Portfolio turnover rate                                                        12.05      47.00     40.46      60.65      15.38
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        131,013    114,712    99,313    110,344     92,661

(1)  AS REQUIRED, EFFECTIVE SEPTEMBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT
     SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED
     AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS
     THAN $.01 AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.46% TO 4.53%. PER-SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO SEPTEMBER 1, 2001 HAVE
     NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.





(PAGE 14)



                                                                                              YEAR ENDED AUGUST 31,

 DREYFUS BASIC MUNICIPAL BOND PORTFOLIO                                         2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.69      13.11     12.98      14.01      13.60

 Investment operations:  Investment income -- net                               .66(2)       .67       .66        .66        .69

                         Net realized and unrealized gain (loss)
                         on investments                                         (.03)        .58       .13      (.86)        .60

 Total from investment operations                                                 .63       1.25       .79      (.20)       1.29

 Distributions:          Dividends from investment income -- net                (.65)      (.67)     (.66)      (.66)      (.69)

                         Dividends from net realized gain
                         on investments                                         (.01)   (.00)(3)  (.00)(3)      (.17)      (.19)

 Total distributions                                                            (.66)      (.67)     (.66)      (.83)      (.88)

 Net asset value, end of period                                                 13.66      13.69     13.11      12.98      14.01

 Total Return (%)                                                                4.72       9.80      6.41     (1.63)       9.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets                            4.90       5.01      5.22       4.79       4.97

 Decrease reflected in above expense ratios due to undertakings by Dreyfus        .29        .32       .33        .31        .36

 Portfolio turnover rate                                                        31.28      53.90     58.05      87.54      43.39
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        248,125    260,346   227,010    246,861    189,957

(1)  AS REQUIRED, EFFECTIVE SEPTEMBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS, FOR DEBT
     SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED
     AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME AND DECREASE NET
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN
     $.01 AND INCREASED THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
     FROM 4.86% TO 4.90%. PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR
     PERIODS PRIOR TO SEPTEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS
     CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


                                                                                                                   The Portfolios



(PAGE 15)


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED AUGUST 31,


 DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .032      .034       .029       .033

 Distributions:          Dividends from investment income -- net               (.013)     (.032)    (.034)     (.029)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.36       3.26      3.47       2.90       3.31
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets                            1.35       3.22      3.39       2.86       3.26

 Decrease reflected in above expense ratios due to undertakings by Dreyfus        .15        .15       .15        .15        .17
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        415,962    452,448   490,964    609,532    615,469




                                                                                               YEAR ENDED AUGUST 31,


 DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO                       2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .032      .033       .026       .030

 Distributions:          Dividends from investment income -- net               (.014)     (.032)    (.033)     (.026)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.46       3.26      3.32       2.62       3.01
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets                            1.45       3.21      3.27       2.59       2.97

 Decrease reflected in above expense ratios due to undertakings by Dreyfus        .17        .16       .18        .20        .19
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        124,846    127,589   122,340    111,946    118,622




(PAGE 16)


Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in a portfolio. Your price for portfolio shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for the Money Market Portfolio and New Jersey Money Market Portfolio, and at the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) for the Intermediate Bond Portfolio and the Bond Portfolio, on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The Money Market Portfolio and New Jersey Money Market Portfolio use the amortized cost method of valuing securities. Investments for the Bond and Intermediate Bond portfolios generally are valued primarily on the basis of information furnished by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board. Because the portfolios seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments

Initial                                         Additional
--------------------------------------------------------------------------------

$10,000                                         $1,000 (INCLUDING FOR
(FOR THE INTERMEDIATE BOND PORTFOLIO AND        DREYFUS TELETRANSFER
THE BOND PORTFOLIO)                             INVESTMENTS)

$25,000 (FOR THE MONEY MARKET PORTFOLIO AND THE NEW JERSEY MONEY MARKET
PORTFOLIO)

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): a portfolio's share price on a given day. A portfolio's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit each money market portfolio to maintain a stable NAV.

                                                                Your Investment




(PAGE 17)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing portfolio shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

* if you send a written request to sell such shares, the portfolio may delay sending the proceeds (or selling the shares in the case of the Money Market Portfolio and the New Jersey Money Market Portfolio) for up to eight business days following the purchase of those shares


* the portfolio will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares
by phone or online through Dreyfus.com

Proceeds                   Minimum              Maximum
sent by                    phone/online         phone/online
--------------------------------------------------------------------------------

CHECK*                     NO MINIMUM           $250,000 PER DAY

WIRE                       $5,000               $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS/
                                                $20,000 PER DAY

DREYFUS                    $1,000               $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                    EVERY 30 DAYS/
                                                $20,000 PER DAY
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

CHARGED IF YOUR ACCOUNT BALANCE IS LESS THAN

$50,000 AT THE TIME OF THE TRANSACTION

Exchange fee                                                              $5.00

Account closeout fee**                                                    $5.00

Wire and Dreyfus TeleTransfer redemption fee                              $5.00

Checkwriting charge                                                       $2.00

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

**   UNLESS BY EXCHANGE OR WIRE FOR WHICH A CHARGE APPLIES.



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.




(PAGE 18)

General policies


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND RESERVES THE RIGHT TO:


* refuse any purchase or exchange request that could adversely affect the portfolio or its operations, including, for the Intermediate Bond Portfolio and the Bond Portfolio, those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a portfolio within a calendar year)

* refuse any purchase or exchange request in excess of 1% of a portfolio's total assets

* change or discontinue its exchange privilege or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each portfolio also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect portfolio operations (for example, if it represents more than 1% of a portfolio's assets).

The Money Market Portfolio and New Jersey Money Market Portfolio may also process purchase and sale orders and calculate their NAV on days that the portfolios' primary trading markets are open, and the portfolios' management determines to do so.

Small account policies



If your account falls below $10,000 in the Money Market Portfolio or New Jersey Money Market Portfolio, or $5,000 in the Intermediate Bond Portfolio or Bond Portfolio, you may be asked to increase your balance. If it is still below the relevant minimum after 45 days, the portfolio may close your account and send you the proceeds.

                                                            Your Investment  19

(PAGE 19)


DISTRIBUTIONS AND TAXES

EACH PORTFOLIO USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Your dividends and distributions will be reinvested in your portfolio unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

EACH PORTFOLIO ANTICIPATES THAT VIRTUALLY ALL OF ITS INCOME DIVIDENDS will be exempt from federal and, for the New Jersey Money Market Portfolio, New Jersey state income taxes. However, any dividends paid from interest on taxable investments or short-term capital gains will be taxable as ordinary income. Any distributions of long-term capital gains will be taxable as such. The tax status of any distribution is the same regardless of how long you have been in the portfolio and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for                 Tax rate for
distribution             10% or 15% bracket           27% bracket or above
--------------------------------------------------------------------------------

INCOME                   GENERALLY                    GENERALLY
DIVIDENDS                TAX EXEMPT                   TAX EXEMPT

SHORT-TERM               ORDINARY                     ORDINARY
CAPITAL GAINS            INCOME RATE                  INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                       18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Any sale or exchange of portfolio shares, including through the checkwriting privilege, may generate a tax liability.

The table at left also can provide a guide for your potential tax liability when selling or exchanging portfolio shares. "Short-term capital gains" applies to portfolio shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.




(PAGE 20)

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

FOR AUTOMATICALLY REINVESTING the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep (not available for IRAs). You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the relevant portfolio. A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $1,000 OR MORE from one Dreyfus fund into another. You are allowed only four exchanges out of a portfolio in a calendar year. You can request your exchange in writing, by phone or online through Dreyfus.com. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the relevant portfolio. You may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online through Dreyfus.com, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. For accounts with a balance below $50,000, there is a $5.00 fee for Dreyfus TeleTransfer redemptions.

Dreyfus Express((reg.tm) ) voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase portfolio shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Account statements

EVERY DREYFUS INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


                                                            Your Investment



(PAGE 21)


INSTRUCTIONS FOR REGULAR ACCOUNTS

         In Writing


   TO OPEN AN ACCOUNT

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 55299, Boston, MA 02205-8553


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name and share class

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501


           By Telephone

TO OPEN AN ACCOUNT

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   *   ABA# 021000018

   *   Dreyfus BASIC Intermediate
       Municipal Bond Portfolio DDA# 8900088451

   *   Dreyfus BASIC Municipal Bond Portfolio
       DDA# 8900088443

   *   Dreyfus BASIC Municipal
       Money Market Portfolio DDA# 8900208767

   *   Dreyfus BASIC New Jersey Municipal Money Market Portfolio DDA# 890027992

   *   your Social Security or tax ID number

   *   name(s) of investor(s)

   Call us to obtain an account number. Return your application.

TO ADD AN ACCOUNT

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

*  ABA# 021000018

*  Dreyfus BASIC Intermediate
   Municipal Bond Portfolio DDA# 8900088451

*  Dreyfus BASIC Municipal Bond Portfolio
   DDA# 8900088443

*  Dreyfus BASIC Municipal
   Money Market Portfolio DDA# 8900208767

*  Dreyfus BASIC New Jersey Municipal
   Money Market Portfolio DDA# 8900279923

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.




Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

22







(PAGE 22)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


            Automatically

TO OPEN AN ACCOUNT

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

TO ADD AN ACCOUNT

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.





                                                            Your Investment






(PAGE 23)

NOTES

(PAGE)


NOTES

(PAGE)


For More Information

Dreyfus BASIC Intermediate Municipal Bond Portfolio

Dreyfus BASIC Municipal Bond Portfolio

Dreyfus BASIC Municipal Money Market Portfolio

Dreyfus BASIC New Jersey Municipal Money Market Porfolio

(each a series of Dreyfus BASIC Municipal Fund, Inc.)
--------------------------------------
SEC file number:  811-6377

More information on these portfolios is available free upon request, including the following:

Annual/Semiannual Report

Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                  BMBP0103




------------------------------------------------------------------------------
                      DREYFUS BASIC MUNICIPAL FUND, INC.
             DREYFUS BASIC INTERMEDIATE MUNICIPAL BOND PORTFOLIO
                    DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
                DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
          DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                     STATEMENT OF ADDITIONAL INFORMATION


                               JANUARY 1, 2003

------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus BASIC Intermediate Municipal Bond Portfolio ("Intermediate Bond Portfolio"), Dreyfus BASIC Municipal Bond Portfolio ("Bond Portfolio"), Dreyfus BASIC Municipal Money Market Portfolio ("Money Market Portfolio"), and Dreyfus BASIC New Jersey Municipal Money Market Portfolio ("New Jersey Portfolio"), each a separate series (each, a "Portfolio" and collectively, the "Portfolios") of Dreyfus BASIC Municipal Fund, Inc. (the "Fund"), dated January 1, 2003, as it may be revised from time to time. To obtain a copy of the Portfolios' Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com web site or call one of the following numbers:


                  Call Toll Free 1-800-645-6561
                  In New York City -- Call 1-718-895-1206
                  Outside the U.S. -- Call 516-794-5452

      Each Portfolio's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                              TABLE OF CONTENTS
                                                                          PAGE
Description of the Fund and Portfolios.....................................B-2
Management of the Fund.....................................................B-22
Management Arrangements....................................................B-26
Shareholder Services Plan..................................................B-29
How to Buy Shares..........................................................B-30
How to Redeem Shares.......................................................B-32
Shareholder Services.......................................................B-35
Determination of Net Asset Value...........................................B-37
Dividends, Distributions and Taxes.........................................B-38
Portfolio Transactions.....................................................B-41
Performance Information....................................................B-42
Information About the Fund and Portfolios..................................B-45
Counsel and Independent Auditors...........................................B-46
Appendix A.................................................................B-47
Appendix B.................................................................B-56



                    DESCRIPTION OF THE FUND AND PORTFOLIOS


    The Fund is a Maryland corporation that commenced operations on December 16, 1991. The Fund is an open-end management investment company, known as a mutual fund. The Money Market Portfolio and New Jersey Portfolio are known as municipal money market funds and are referred to as the "Short Term Portfolios". Each Short Term Portfolio must maintain an average dollar-weighted Portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. The Intermediate Bond Portfolio and Bond Portfolio are known as municipal bond funds and are referred to as the "Longer Term Portfolios". As a municipal fund, each Portfolio invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds").


     The Dreyfus Corporation (the "Manager") serves as each Portfolio's investment adviser.

     Dreyfus Service Corporation (the "Distributor") is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus.


      MUNICIPAL BONDS. As a fundamental policy, each of the Money Market Portfolio, Intermediate Bond Portfolio and Bond Portfolio normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Municipal Bonds. As a fundamental policy, the New Jersey Portfolio normally invests at least 80% of the value of its net assets ( plus any borrowings for investment purposes) in Municipal Bonds issued by the State of New Jersey, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and New Jersey State personal income taxes (collectively, "New Jersey Municipal Bonds"). To the extent acceptable New Jersey Municipal Bonds are at any time unavailable for investment by the New Jersey Portfolio, the New Jersey Portfolio will invest temporarily in other Municipal Bonds the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not New Jersey, personal income taxes. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest. The Longer Term Portfolios may purchase securities with interest rates that are determined by formulas under which the rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds purchased by the Longer Term Portfolios are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Bond and purchased and sold separately.





      The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bonds market, size of a particular offering, maturity of the obligation, and rating of the issue.

      Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). Each Portfolio may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Portfolio's investment objective.






DERIVATIVE PRODUCTS. (Short Term Portfolios) Each Short Term Portfolio may purchase various derivative products whose value is tied to underlying Municipal Bonds. The Portfolio will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal types of derivative products are briefly described below.

     (1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Portfolio an undivided interest in a Municipal Bond in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

     (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Portfolio purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

CERTAIN TAX EXEMPT OBLIGATIONS. Each Portfolio may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals, which for the Short Term Portfolios will not exceed 13 months, and in each case will be upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit each Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Portfolio will meet the quality criteria established for its purchase of Municipal Bonds.

TAX EXEMPT PARTICIPATION INTERESTS. Each Portfolio may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Portfolio an undivided interest in the Municipal Bond in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest, and, in the case of the Short Term Portfolios, will have remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, a Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the Municipal Bond, plus accrued interest. As to these instruments, the Portfolio's intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which a Portfolio may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Short Term Portfolios will seek to minimize these risks by investing only in those lease obligations that: (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization); or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with a Short Term Portfolio providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by such Short Term Portfolio. Certain lease obligations may be illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund's Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully each Portfolio's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligations, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant. Accordingly, not more than 15% of the value of the net assets of a Longer Term Portfolio and not more than 10% of the value of the net assets of a Short Term Portfolio will be invested in lease obligations that are illiquid and in other illiquid securities.

TENDER OPTION BONDS. Each Portfolio may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Portfolios, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bond, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bonds and for other reasons.

      A Short Term Portfolio will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Portfolio within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Portfolio no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, a Short Term Portfolio will exercise the tender option with respect to any tender option bonds unless the Manager reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment, and (y) that the circumstances which entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Short Term Portfolios will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. Each Short Term Portfolio otherwise will comply with the provisions of Rule 2a-7 under the 1940 Act in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Fund's Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Bond underlying a tender option bond, or the termination of the tender option agreement, the particular Short Term Portfolio would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the security would be sold as soon as would be practicable.

      A Longer Term Portfolio will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for the Portfolio. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

CUSTODIAL RECEIPTS. (Longer Term Portfolios only) Each Longer Term Portfolio may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities typically fluctuates more than the value of a Municipal Bond of comparable quality and maturity which would increase the volatility of the net asset value of the Longer Term Portfolio investing in such securities. These custodial receipts are sold in private placements. Each Longer Term Portfolio also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or a floor.

STAND-BY COMMITMENTS. Each Portfolio may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, a Portfolio obligates a broker, dealer or bank to repurchase, at the Portfolio's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. Each Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise any such rights thereunder for trading purposes. Each Portfolio may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Longer Term Portfolios also may acquire call options on specific Municipal Bonds. A Longer Term Portfolio generally would purchase these call options to protect it from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity.
The sale by a Longer Term Portfolio of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Portfolio. The New Jersey Portfolio will acquire stand-by commitments only to the extent consistent with the requirements for a "qualified investment fund" under the New Jersey gross income tax.

      RATINGS OF MUNICIPAL BONDS. Each of the Longer Term Portfolios will invest at least 65% of the value of it's net assets in securities which, in the case of Municipal Bonds, are rated no lower than A by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies") or, if unrated, deemed to be of comparable quality by the Manager. Each Longer Term Portfolio may invest up to 35% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than A by the Rating Agencies and as low as the lowest rating assigned by a Rating Agency. Each Longer Term Portfolio may invest in short-term Municipal Bonds which are rated in the two highest rating categories by a Rating Agency. Although there is no current intention of doing so, each Longer Term Portfolio may invest in Municipal Bonds rated C by Moody's or D by S&P or Fitch, which is the lowest rating assigned by such Rating Agencies and indicates that the Municipal Bond is in default and payment of interest and/or repayment of principal is in arrears. Each Longer Term Fund also may invest in securities which, while not rated, are determined by the Manager to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 65% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

      Each Short Term Portfolio may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two Rating Agencies (or one Rating Agency if the instrument was rated by only one Rating Agency) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

      The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended August 31, 2002, in each case computed on a monthly basis, was as follows:

   FITCH      or     MOODY'S     or      S&P       Percentage of Value
                                                 -------------------------
                                                     Bond     Intermediate
                                                  PORTFOLIO   BOND PORTFOLIO

F1+/F1            MIG 1/VMIG 1,      SP-1+/SP-1,     1.5%        0.7%
AAA               Aaa                AAA            48.3%       57.9%
AA                Aa                 AA             32.6%       18.6%
A                 A                  A               6.7%       14.7%
BBB               Baa                BBB             7.6%        4.5%
BB                Ba                 BB              1.7%        1.1%
B                 B                  B               0.3%        0.5%
Not Rated         Not Rated          Not Rated       1.3%(1)     2.0%(2)
                                                   100.0%      100.0%
________________

(1) Included in the Not Rated category are securities comprising 1.3% of the Bond Portfolio's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities rated as follows:
     Baa/BBB (1.1%) and Ba/BB (0.2%).


(2) Included in the Not Rated category are securities comprising 2.0% of the Intermediate Bond Portfolio's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities rated as follows: Aaa/AAA (0.7%) and Baa/BBB (1.3%).

   FITCH      or     MOODY'S     or      S&P       Percentage of Value
                                                 -------------------------
                                                    Money     New Jersey
                                                   MARKET      PORTFOLIO
                                                  PORTFOLIO
F1+/F1            MIG 1/VMIG 1,      SP-1+/SP-1,    86.9%       46.1%
                  P-1                A-1+/A1
AAA/AA            Aaa/Aa             AAA/AA          4.6%       25.0%
Not Rated         Not Rated          Not Rated       8.5%(1)
                                                                28.9%(2)
                                                   100.0%      100.0%
___________________

(1) Included in the Not Rated category are securities comprising 8.5% of the Money Market Portfolio's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the MIG 1/VMIG 1 rating category.


(2) Included in the Not Rated category are securities comprising 28.9% of the New Jersey Portfolio's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the MIG 1/VMIG 1 rating category.


      If, subsequent to being purchased by a Short Term Portfolio, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one organization), or the Fund's Board determines that it is no longer of comparable quality; or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause a Short Term Portfolio to take such action as it determines is in the best interest of a Short Term Portfolio and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      Subsequent to its purchase by a Longer Term Portfolio, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require the sale of such Municipal Bonds by a Longer Term Portfolio, but the Manager will consider such event in determining whether the Portfolio should continue to hold the Municipal Bonds.

      To the extent the ratings by a Rating Agency for Municipal Bonds may change as a result of changes in such organization or its rating system, the Fund will attempt to use comparable ratings as standards for Portfolio investments in accordance with the relevant Portfolio's investment policies described in its Prospectus and this Statement of Additional Information.
The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

      ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES. (Longer Term Portfolios only) Each Longer Term Portfolio may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date); pay-in-kind bonds which are bonds that pay interest through the issuance of additional bonds; and step-up coupon bonds which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of any discount on these securities varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, a Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. Each Longer Term Portfolio may invest up to 5% of its assets in zero coupon bonds and pay-in-kind bonds which are rated below investment grade. See "Dividends, Distributions and Taxes."

      ILLIQUID SECURITIES. Each Longer Term Portfolio may invest up to 15% and each Short Term Portfolio may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Portfolio investing in such securities is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

      INVESTMENT COMPANIES. (Longer Term and New Jersey Portfolios only) Each of these Portfolios may invest in securities issued by other investment companies. Under the 1940 Act, the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with it's own operations. Each of these Portfolios also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Portfolio's securities lending program in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Portfolio's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

      TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of its net assets) or for temporary defensive purposes, a Portfolio may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by a Portfolio that are attributable to income earned by such Portfolio from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of a Portfolio's net assets be invested in Taxable Investments. If a Short Term Portfolio purchases Taxable Investments, it will value them using the amortized cost method and comply with Rule 2a-7 under the 1940 Act relating to purchases of taxable instruments. When the New Jersey Portfolio has adopted a temporary defensive position, including when acceptable New Jersey Municipal Bonds are unavailable for investment by the New Jersey Portfolio, in excess of 20% of the New Jersey Portfolio's net assets may be invested in securities that are not exempt from State of New Jersey income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of a Portfolio's total assets will be invested in any one category of Taxable Investments.


INVESTMENT TECHNIQUES

      The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus. A Portfolio's use of certain of the investment techniques described below may give rise to taxable income.

      BORROWING MONEY. Each Longer Term Portfolio and the New Jersey Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Longer Term Portfolio and the New Jersey Portfolio currently intends to, and the Money Market Portfolio may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of such Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments.


      LENDING PORTFOLIO SECURITIES. (Longer Term and New Jersey Portfolios only) Each of these Portfolios may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of a Portfolio's total assets (including the value of all assets received as collateral for the loan). The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Portfolios may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Portfolio derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. A Portfolio will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities. The New Jersey Portfolio currently does not intend to lend portfolio securities.


      DERIVATIVES. (Longer Term Portfolios only) Each Longer Term Portfolio may invest in, or enter into, derivatives, such as options and futures and options on futures contracts, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Longer Term Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio's performance.

      If a Longer Term Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


      Although neither Longer Term Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission ("CFTC") which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets (or such other amount as permitted by the CFTC), after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives.
This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Longer Term Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. Each Longer Term Portfolio may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to a Portfolio which could adversely affect the value of the Portfolio's net assets. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

      Successful use of futures and options with respect thereto by a Longer Term Portfolio also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, in which case the Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Longer Term Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. Each Longer Term Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS--IN GENERAL. Each Longer Term Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options with respect to interest rate futures contracts. A Longer Term Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by a Longer Term Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Longer Term Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Longer Term Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      Successful use by a Longer Term Portfolio of options and options on futures will be subject to the Manager's ability to predict correctly movements in interest rates. To the extent the Manager's predictions are incorrect, the Portfolio may incur losses.

      FUTURE DEVELOPMENTS. (Longer Term Portfolios only) Each Longer Term Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by a Longer Term Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for such Portfolio. Before entering into such transactions or making any such investment, appropriate disclosure will be provided in the Longer Term Portfolios' Prospectus or this Statement of Additional Information.



      SHORT SELLING. (Longer Term Portfolios only) Each Longer Term Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

      A Portfolio will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of such Portfolio's net assets. A Portfolio may not make a short sale which results in the Portfolio having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

      Each Longer Term Portfolio also may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. Neither Longer Term Portfolio will at any time have more than 15% of the value of its net assets in deposits on short sales against the box.

      Until the Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.


      FORWARD COMMITMENTS. Each Portfolio may purchase or sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make payment until it receives delivery from the counterparty. The Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments.

      Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      GENERAL. The Fund is designed to benefit investors who do not engage in frequent redemptions or exchanges of Portfolio shares. Because charges may apply to redemptions and exchanges of Portfolio shares, and because the number of exchanges permitted is limited, the Fund may not be an appropriate investment for an investor who intends to engage frequently in such transactions.

      Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Longer Term Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Each Short Term Portfolio seeks to maintain a stable $1.00 share price, while the net asset value of each Longer Term Portfolio generally will not be stable and should fluctuate based upon changes in the value of its respective portfolio securities. Securities in which a Longer Term Portfolio invests may earn a higher level of current income than certain shorter-term or higher quality securities which generally have greater liquidity, less market risk and less fluctuation in market value.


      INVESTING IN MUNICIPAL BONDS. Each Portfolio may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each Portfolio may be subject to greater risk as compared to a comparable municipal fund that does not follow this practice.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by a Portfolio and thus reduce the available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in a Portfolio. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by a Portfolio so as to adversely affect its shareholders, such Portfolio would reevaluate its investment objective and policies and submit possible changes in its structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, each Portfolio would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      INVESTING IN NEW JERSEY MUNICIPAL BONDS. (New Jersey Portfolio only) Since the New Jersey Portfolio is concentrated in securities issued by New Jersey or entities within New Jersey, an investment in the Portfolio may involve greater risk than investments in certain other types of funds. You should consider carefully the special risks inherent in the Portfolio's investment in New Jersey Municipal Bonds. You should review the information in "Appendix A," which provides a brief summary of special investment considerations and risk factors relating to investing in New Jersey Municipal Bonds.

      LOWER RATED SECURITIES. (Longer Term Portfolios only) Each Longer Term Portfolio may invest up to 20% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities, rated Ba by Moody's or BB by S&P or Fitch, or as low as the lowest rating assigned by a Rating Agency (commonly known as "high yield" or "junk" bonds). They may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated municipal securities. See "Appendix B" for a general description of the Rating Agencies' ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. Each Longer Term Portfolio will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

       The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Longer Term Portfolio's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

      These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon which would increase the incidence of default for such securities. It is likely that any economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

      Each Longer Term Portfolio may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. Neither Portfolio has any arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up coupon securities, in which each Longer Term Portfolio may invest up to 5% of its total assets. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.


      NON-DIVERSIFIED STATUS. Each Portfolio's classification as a "non-diversified" investment company means that the proportion of a Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The 1940 Act generally requires a "diversified" investment company, with respect of 75% of its total assets, to invest not more than 5% of such assets in securities of a single issuer. Since a relatively high percentage of each Portfolio's assets may be invested in the securities of a limited number of issuers or industries, the Portfolios may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter each Portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.


      SIMULTANEOUS INVESTMENTS. Investment decisions for each Portfolio are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Portfolio, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by it.

INVESTMENT RESTRICTIONS


      Each Portfolio's investment objective and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Bonds (New Jersey Municipal Bonds in the case of the New Jersey Portfolio) (or other investments with similar investment characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the Portfolios have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


      MONEY MARKET PORTFOLIO ONLY. The Money Market Portfolio has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting shares. Investment restriction number 11 is not a fundamental policy and may be changed by a vote of a majority of the Fund's Board members at any time. The Money Market Portfolio may not:


      1. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Prospectus for the Portfolio.


      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.    Sell securities short or purchase securities on margin.

      5. Underwrite the securities of other issuers, except that the Portfolio may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.


      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Portfolio from investing in Municipal Bonds secured by real estate or interests therein.


      7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Prospectus for the Portfolio.


      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      9.    Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of its net assets would be so invested.

                                    * * *

      INTERMEDIATE BOND PORTFOLIO, BOND PORTFOLIO AND NEW JERSEY PORTFOLIO. Each of the Longer Term Portfolios and the New Jersey Portfolio has adopted investment restrictions numbered 1 through 7 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting shares. Investment restrictions numbered 8 through 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. None of these Portfolios may:


      1. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      2. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.


      3. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Portfolio from investing in Municipal Bonds secured by real estate or interests therein, or prevent the Portfolio from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      4. Underwrite the securities of other issuers, except that the Portfolio may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


      5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restrictions numbered 2, 3, 10 and 11 may be deemed to give rise to a senior security.

      7. Purchase securities on margin, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


      8. Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Portfolio's Prospectus.


      9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

      11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Portfolio's Prospectus and Statement of Additional Information.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) and floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature as described in the Portfolio's Prospectus on less than seven days' notice and as to which there is no secondary market), if, in the aggregate, more than 15% (10% in the case of the New Jersey Portfolio) of its net assets would be so invested.

      13.   Invest in companies for the purpose of exercising control.

                                     * * *

      For purposes of Investment Restriction No. 8 with respect to the Money Market Portfolio, and Investment Restriction No. 1 with respect to each other Portfolio, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 2 of each Longer Term Portfolio and New Jersey Portfolio, however, if borrowings exceed 33-1/3% of the value of the Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess.

      The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Portfolio to use cash collateral received in connection with lending the Portfolio's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

                            MANAGEMENT OF THE FUND


      The Fund's Board is responsible for the management and supervision of the Portfolios, and approves all significant agreements, on behalf of the Portfolios, with those companies that furnish services to the Portfolios. These companies are as follows:


      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian

BOARD MEMBERS OF THE FUNDS1


      Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name  (Age)           Principal Occupation
POSITION WITH FUND    DURING PAST 5 YEARS            OTHER BOARD MEMBERSHIPS AND
(SINCE)                                              AFFILIATIONS

Joseph S. DiMartino   Corporate Director and Trustee The Muscular Dystrophy Association,
(59)                                                 DIRECTOR
Chairman of the Board                                Carlyle Industries, Inc., a button
(1995)                                               packager and
                                                       Distributor, DIRECTOR
                                                     Century Business Services, Inc., a
                                                     provider of
                                                        Outsourcing functions for small
                                                     and medium sized
                                                        companies, DIRECTOR
                                                     The Newark Group, a provider of a
                                                     national market
                                                        of paper recovery facilities,
                                                     paperboard mills and
                                                        paperboard converting plants,
                                                     DIRECTOR

David W. Burke (66)   Corporate Director and Trustee John F. Kennedy Library Foundation,
Board Member                                         DIRECTOR
(1994)                                               U.S.S. Constitution Museum, DIRECTOR


Samuel Chase (70)     Corporate Director and Trustee None
Board Member
(1991)

Gordon J. Davis (61)  Senior Partner, LeBoeuf,       Consolidated Edison, Inc., a utility
Board Member          Lamb, Greene &                 company,
(1995)                MacRae                            DIRECTOR
                                                     Phoenix Companies, Inc., a life
                                                     insurance company,
                                                        DIRECTOR
                                                     Board Member/Trustee for several
                                                     not-for-
                                                        profit groups



Name  (Age)           Principal Occupation
POSITION WITH FUND    DURING PAST 5 YEARS            OTHER BOARD MEMBERSHIPS AND
(SINCE)                                              AFFILIATIONS
Joni Evans (60)       Senior Vice President of the   None
Board Member          William Morris Agency
(1991)

Arnold S. Hiatt (75)  Chairman of The Stride Rite    Isabella Stewart Gardner Museum,
Board Member          Charitable Foundation          TRUSTEE
(1991)                                               John Merck Fund, a charitable trust,
                                                     TRUSTEE
                                                     Business for Social Responsibility,
                                                     CHAIRMAN
                                                     American Academy of Arts and
                                                     Sciences, FELLOW

Burton N. Wallack     President and co-owner of      None
(52)                  Wallack Management Company, a
Board Member          real estate management company
(1991)

_____________

1 None of the Board Members are "interested persons" of the Fund, as defined in the 1940 Act.





      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each composed of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Portfolios' investments. The Fund's audit committee met four times and the compensation committee met once during the fiscal year ended August 31, 2002. The nominating and pricing committees did not meet during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Portfolios' shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.



                                                               Intermediate                    Aggregate Holding of
NAME OF BOARD             Money Market       New Jersey        Bond            Bond            Funds in the Dreyfus
MEMBER                    PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO       FAMILY OF FUNDS

Joseph S. DiMartino       $10,001-$50,000    Over $100,000     None            None            Over $100,000

David W. Burke            None               None              None            None            Over $100,000

Samuel Chase              None               None              None            None            None

Gordon J. Davis           None               None              None            None            $1-$10,000

Joni Evans                None               None              None            None            None

Arnold S. Hiatt           None               None              None            None            None

Burton N. Wallack         None               None              None            None            None




      As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      The Fund typically pays its Board members an annual retainer of $4,500 and a fee of $500 per meeting attended and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended August 31, 2002, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001, were as follows:

                                                 Total Compensation From
                             Aggregate           the Fund and Fund
     Name of Board Member    Compensation        Complex
                             From the Fund*      Paid to Board Member(**)


     Joseph S. DiMartino     $2,813              $810,313 (190)

     David W. Burke          $2,500              $259,000 (59)

     Samuel Chase            $2,250              $  48,750 (15)

     Gordon J. Davis         $2,500              $  103,000 (31)

     Joni Evans              $2,000              $  52,500 (15)

     Arnold S. Hiatt         $2,250              $  48,750 (15)

     Burton N. Wallack       $2,500              $  52,500 (15)


____________________
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $6,104 for all Board members as a group.
** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Portfolios, for which the Board member serves.

OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT.  Chairman of the Board, Chief Executive
      Officer, and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT.  Chief Investment Officer, Vice
      Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President
      - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT.  Executive Vice President, Secretary and
      General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY. Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY.  Associate General Counsel and
      Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY.  Associate General Counsel of the
      Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER. Director-Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER. Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since August 1994.

GREGORY S. GRUBER, ASSISTANT TREASURER.  Senior Accounting Manager -
      Municipal Bond Funds of the Manager, and an officer of 29 other investment companies (comprised of 55 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER.  Mutual Funds Tax Director of the
      Manager since June 1993, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

      As of December 19, 2002, the Fund's Board members and officers, as a group, did not own any of each Portfolio's outstanding shares of common stock.

      As of December 19, 2002, the following shareholder was known by the Fund to own of record 5% or more of the outstanding shares of the Intermediate Bond Portfolio: Donaldson Lufkin Jenrette, Securities Corp. Inc., P.O. Box 2052, Jersey City, New Jersey 07303-2052 (8.4980%).

       As of December 19, 2002, the following shareholder was known by the Fund to own of record 5% or more of the outstanding shares of the Bond
Portfolio: Donaldson Lufkin Jenrette, Securities Corp. Inc., P.O. Box 2052, Jersey City, New Jersey 07303-2052 (5.1060%).

      As of December 19, 2002, the following shareholder was known by the Fund to own of record 5% or more of the outstanding shares of the New Jersey
Portfolio: Barry P. Weiss, 29 Lincoln Street, Demarest, New Jersey 07627-2218 (13.2707%).


                           MANAGEMENT ARRANGEMENTS


      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940
Act).


      In approving the current Agreement with respect to each Portfolio, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Portfolio by the Manager; the investment management expertise of the Manager in respect of the Portfolio's investment strategies; the personnel, resources and experience of the Manager; the Portfolio's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Manager manages each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board members. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to each Portfolio. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of each Short Term Portfolio's average daily net assets, and 0.60% of the value of each Longer Term Portfolio's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended August 31, 2000, 2001 and 2002, the management fees payable, reduction in fee and net fees paid by the Fund were as follows:



            Portfolio                   Management Fee Payable        Reduction in Fee               Net Fees Paid by Portfolio
                                2000       2001       2002        2000        2001     2002       2000       2001            2002

Money Market Portfolio       $2,672,310  $2,326,109 $2,153,839  $ 790,166   $677,777 $  644,379  $1,882,144  $1,648,332  $1,509,460
Intermediate Bond Portfolio  $  597,088  $  635,000 $  728,526  $ 338,862   $359,159 $  360,819  $  258,226  $  275,841  $  367,707

Bond Portfolio               $1,346,219  $1,447,427 $1,490,966  $ 749,094   $762,916 $  719,721  $  597,125  $  684,511  $  771,245
New Jersey Portfolio         $  590,299  $ 632,731  $  641,577  $ 206,708   $199,194 $  223,174  $  383,591  $  433,537  $  418,403



      As to each Portfolio, the Manager has agreed that if in any fiscal year the aggregate expenses of such Portfolio, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Portfolio's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Portfolio's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Portfolio and the payment of dividends and distributions payable by the Portfolio. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Portfolio during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 100 Church Street, 10th Floor, New York, New York 10007, acts as the custodian of each Portfolio's investments. The Custodian has no part in determining the investment policies of any Portfolio or which securities are to be purchased or sold by a Portfolio. Under a custody agreement with the Fund, the Custodian holds each Portfolio's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Portfolio's assets held in custody and receives certain securities transactions charges.


                          SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund, with respect to each Portfolio, reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of each Portfolio's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, with respect to each Portfolio, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for their review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time with respect to each Portfolio by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


      For the fiscal year ended August 31, 2002, the Money Market Portfolio paid $216,816, the Intermediate Bond Portfolio paid $51,676, the Bond Portfolio paid $158,037 and the New Jersey Portfolio paid $62,553 under the Plan.


                              HOW TO BUY SHARES

      GENERAL. Portfolio shares are sold without a sales charge. You may be charged a fee if you effect transactions in Portfolio shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that any Portfolio be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.


      The minimum initial investment is $25,000 for each Short Term Portfolio and $10,000 for each Longer Term Portfolio. Subsequent investments in each Portfolio must be at least $1,000. The initial investment must be accompanied by the Account Application. Portfolio shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including the Fund, who elect to have all or a portion of their compensation for serving in that capacity automatically allocated to a Portfolio.


      Shares of each Short Term Portfolio are sold on a continuous basis as the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

      The net asset value per share of each Short Term Portfolio is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for regular business. Each Short Term Portfolio also may process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Fund's management determines to do so. Net asset value per share is computed by dividing the value of the specific Short Term Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of such Portfolio's shares outstanding. For information regarding the methods employed in valuing Portfolio investments, see "Determination of Net Asset Value."

      If your payments for shares of a Short Term Portfolio are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

      Qualified institutions may telephone orders for purchase of a Short Term Portfolio's shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Portfolio shares declared on that day, if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.


      Shares of each Longer Term Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. The net asset value per share of each Longer Term Portfolio is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange or the Transfer Agent is open for regular business. For purposes of determining the net asset value of each Longer Term Portfolio, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the specific Longer Term Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of such Portfolio's shares outstanding. For information regarding the methods employed in valuing Portfolio investments, see "Determination of Net Asset Value."


      USING FEDERAL FUNDS. (Short Term Portfolios only) The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase shares of a Short Term Portfolio is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a securities dealer, bank or other financial institution, your order to purchase Short Term Portfolio shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for regular business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Portfolio shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TELETRANSFER Privilege."


      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $10,000 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                             HOW TO REDEEM SHARES


      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Portfolio shares by check or by Dreyfus TELETRANSFER Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds (or delay the redemption such shares in the case of a Short Term Portfolios), for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TELETRANSFER purchase against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption of shares of a Short Term Portfolios is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      TRANSACTION FEES. You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out. The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of a Portfolio or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee may apply; however, the Fund will waive the account closeout fee if the closing balance in your account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Securities dealers, banks, and other financial institutions may charge their clients a fee for effecting redemptions of Portfolio shares.

      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $1,000 or more. Your account will be charged $2.00 for each Check you write; however, the Fund will waive this fee if the closing balance in your account on the business day immediately preceding the effective date of such transaction is $50,000 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check and the $2.00 charge. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check, plus any applicable charges, is greater than the value of the shares in your account, the Check will be returned marked insufficient funds and you may be subject to extra charges. Checks should not be used to close an account.

      This Privilege will be terminated immediately, without notice, with respect to any account in a Longer Term Portfolio which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.


      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. You will be charged a $5.00 fee for each wire redemption, which will be deducted from your account and paid to the Transfer Agent; however, the Fund will waive this fee if the closing balance in your account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Ordinarily, the Fund will initiate payment for shares of a Short Term Portfolio redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to Noon on such day; otherwise, and with respect to all Longer Term Portfolio shares redeemed pursuant to this Privilege, the Fund will initiate payment on the next business day. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You will be charged a $5.00 fee for each redemption made pursuant to this Privilege, which will be deducted from your account and paid to the Transfer Agent; however, the Fund will waive this fee if the closing balance in your account on the business day immediately preceding the effective date of such transaction is $50,000 or more. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


     STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record of a Portfolio, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the portfolio of the Portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

     FUND EXCHANGES. You may purchase up to four times per calendar year, in exchange for shares of a Portfolio, shares of other Portfolios or shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other Portfolios or other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load.


     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


     To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on online and telephonic instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged online or by telephone. You will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from your account and paid to the Transfer Agent; however, the Fund will waive this fee if the closing balance in your account on the business day immediately preceding the effective date of such transaction is $50,000 or more.


     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Portfolio's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting the Dreyfus.com web site. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service may be modified or terminated at any time upon notice to shareholders.

     DREYFUS DIVIDEND SWEEP. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Portfolio in shares of another Portfolio or fund in the Dreyfus Family of Funds or shares of a fund advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


     A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund which charges a sales load may be invested without a sales load in shares of other funds sold with a sales load.


     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

                        DETERMINATION OF NET ASSET VALUE

     AMORTIZED COST PRICING. (Short Term Portfolios only) The valuation of each Short Term Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Short Term Portfolios' investors, procedures reasonably designed to stabilize each Portfolio's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of each Short Term Portfolio's portfolio holdings by the Fund's Board at such intervals as it deems appropriate, to determine whether such Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the "Service") approved by the Fund's Board. The Service values each Short Term Portfolio's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between a Short Term Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider what actions, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.


     VALUATION OF PORTFOLIO Securities. (Longer Term Portfolios only) The investments of each Longer Term Portfolio are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board of Directors. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Fund's Board. These procedures need not be used to determine the value of securities held by a Portfolio if, in the opinion of a committee appointed by the Fund's Board, some other method would more accurately reflect the fair value of such securities. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Portfolio shares.


     NEW YORK STOCK EXCHANGE Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Portfolio qualified as a "regulated investment company" under the Code for the fiscal year ended August 31, 2002. Each Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, a Portfolio will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gains) to its shareholders, and must meet certain asset diversification and other requirements. If a Portfolio does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Each Portfolio ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for business. Dividends usually are paid on the last business day (calendar day in the case of each Short Term Portfolio) of each month and are automatically reinvested in additional Portfolio shares at net asset value or, at your option, paid in cash. The Portfolio's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day in the case of each Short Term Portfolio and on the next business day in the case of each Longer Term Portfolio. With respect to each Longer Term Portfolio, Portfolio shares begin earning income dividends on the day following the date of purchase. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption, after deduction of any fees. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption, after the deduction of any fees. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Portfolio shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Management of the Fund believes that the New Jersey Portfolio has qualified as a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting the New Jersey Portfolio a "qualified investment fund" are that (i) the Portfolio is an investment company registered with the Securities and Exchange Commission which, for the calendar year in which the dividends and distributions (if any) are paid, has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures and forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indices related thereto and (ii) at the close of each quarter of the taxable year, the Portfolio has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures and forward contracts, or other similar financial instruments, related to interest-bearing obligations, obligations issued at a discount or bond indices related thereto, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Bonds, including obligations of Puerto Rico, the Virgin Islands and other territories and possessions of the United States and certain other specified securities exempt from Federal and New Jersey income taxes. Additionally, a qualified investment fund must comply with certain continuing reporting requirements.

     If the New Jersey Portfolio continues to qualify as a qualified investment fund and complies with its reporting obligations, (a) dividends and distributions by the New Jersey Portfolio to a New Jersey resident individual shareholder will not be subject to New Jersey gross income tax to the extent that the dividends and distributions are attributable to income earned by the New Jersey Portfolio as interest on or gain from New Jersey Municipal Bonds, and
(b) gain from the sale of New Jersey Portfolio shares by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax. Shares of the New Jersey Portfolio are not subject to property taxation by New Jersey or its political subdivisions. To the extent that you are subject to state and local taxes outside of New Jersey, dividends and distributions earned by an investment in the New Jersey Portfolio may represent taxable income.

     In the case of a Short Term Portfolio's shares redeemed in connection with any transaction fees, a shareholder will recognize a capital loss in the amount of the fee paid. In the case of Longer Term Portfolio's shares redeemed in connection with any transaction fees, such fees will either decrease a capital gain or increase a capital loss realized in such disposition. In general, such loss will be treated as a short-term capital loss if the shares were held for one year or less, or, in the case of shares held for greater than one year, a long-term capital loss.

     In the case of the Longer Term Portfolios, any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated under "Distributions and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds Fund shares for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be disallowed to the extent of the exempt-interest dividend received.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Longer Term Portfolios from certain financial futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Longer Term Portfolio's taxable year will be treated as sold for their fair market value, resulting in additional gain or loss to the Longer Term Portfolio characterized as described above.


     Offsetting positions held by a Longer Term Portfolio involving certain futures and options transactions may constitute "straddles." To the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Portfolio may constitute "mixed straddles." The Portfolio may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.


     If a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Portfolio generally will be taxed as if the appreciated financial position were sold at fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.


     Investment by the Longer Term Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon securities and pay-in-kind bonds, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payment. For example, a Longer Term Portfolio could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualifications as a regulated investment company. In that case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.


                             PORTFOLIO TRANSACTIONS


     Portfolio securities ordinarily are purchased from and sold to parties acting as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by a Portfolio for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by any Portfolio to date.


     Transactions are allocated to various dealers by a Portfolio's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Portfolios or other funds managed by the Manager or its affiliates.

     Research services furnished by brokers through which a Portfolio effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising a Portfolio. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


                             PERFORMANCE INFORMATION


     MONEY MARKET PORTFOLIO. For the seven-day period ended August 31, 2002, the Money Market Portfolio's yield was 1.10%, and its effective yield was 1.10%. These yields reflect the waiver of a portion of the management fee and/or the absorption of certain expenses by the Manager, without which such yields would have been 0.95% and 0.95%, respectively.

     Based upon the highest 2002 Federal income tax rate of 38.60%, the Money Market Portfolio's tax equivalent yield for the seven-day period ended August 31, 2002 was 1.79%. Without the above-referenced fee waiver in effect such tax-equivalent yield would have been 1.55%.

     NEW JERSEY PORTFOLIO. For the seven-day period ended August 31, 2002, the New Jersey Portfolio's yield was 1.11% and effective yield was 1.12%. These yields reflect the waiver of a portion of the management fee and/or the absorption of certain expenses by the Manager, without which such yields would have been 0.94% and 0.94%, respectively.

     Based upon the highest combined 2002 Federal and New Jersey income tax rate of 42.51%, the New Jersey Portfolio's tax equivalent yield for the seven-day period ended August 31, 2002 was 1.93%. Without the above-referenced fee waiver in effect such tax-equivalent yield would have been 1.64%.

     LONGER TERM PORTFOLIOS. The Intermediate Bond Portfolio's 30-day yield for the period ended August 31, 2002 was 3.34%. The Bond Portfolio's 30-day yield for the period ended August 31, 2002 was 4.21%. These yields reflect the waiver of a portion of the management fee and/or the absorption of certain expenses by the Manager, without which such yields would have been 3.05% and 3.92%, respectively.

     Based upon the highest 2002 Federal income tax rate of 38.60%, the Intermediate Bond Portfolio's and Bond Portfolio's tax equivalent 30-day yield for the period ended August 31, 2002 was 5.44% and 6.86%, respectively. Without the above-referenced fee waiver in effect such tax equivalent yield would have been 4.97% and 6.38%, respectively.

     For the one- and five-year periods ended August 31, 2002 and for the period May 4, 1994 (commencement of operations) through August 31, 2002, the average annual total return of the Intermediate Bond Portfolio was 5.62%, 6.03% and 6.53%, respectively. For the one- and five-year periods ended August 31, 2002 and for the period May 6, 1994 (commencement of operations) through August 31, 2002, the average annual total return of the Bond Portfolio was 4.72%, 5.73% and 7.00%, respectively. During the period, the Manager waived receipt of the management fee and/or absorbed certain Portfolio expenses, without which returns would have been lower.


     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     For the period from the Intermediate Bond Portfolio's commencement of operations (May 4, 1994) through August 31, 2002, the total return of the Portfolio was 69.38%. For the period from the Bond Portfolio's commencement of operations (May 6, 1994) through August 31, 2002, the total return of the Portfolio was 75.64%, respectively. During the period, the Manager waived receipt of the management fee and/or absorbed certain Portfolio expenses, without which returns would have been lower.


     Total return is calculated by subtracting the amount of the Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.



     COMPUTATION OF YIELD. Current yield for a Short Term Portfolio is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Current yield for a Longer Term Portfolio is computed pursuant to a formula which operates as follows: the amount of the Portfolio's expenses accrued for a 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by it during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends and distributions, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     ALL PORTFOLIOS. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt. The tax equivalent yield noted above represents the application of the highest Federal marginal personal income tax rate presently in effect. The tax equivalent figure, however, does not include the potential effect of any state (except with respect to the New Jersey Portfolio) or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rate or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

     Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in a Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Portfolio's price per share is determined.

     From time to time, a Portfolio may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not representative of the Portfolio's past or future performance.


     Comparative performance information may be used from time to time in advertising or marketing a Portfolio's shares, including data from Wiesenberger/Thomson Financial Investment, Lipper Analytical Services, Inc., Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report, Moody's Bond Survey Bond Index, Lehman Brothers Municipal Bond Index, Morningstar, Inc. and other indices and industry publications. From time to time, advertising materials for a Portfolio also may refer to or discuss then, current or past economic conditions, developments, and/or events, to actual or proposed legislation or to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Portfolio may refer to Morningstar, Inc. ratings and related analysis supporting the ratings. In addition, advertising materials for a Portfolio may, from time to time include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

     From time to time, the after-tax returns of the Longer Term Portfolios may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load, if any, and other charges from this initial investment. After-tax returns (including those reflecting Portfolio distributions and/or redemption of Portfolio shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Portfolio shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount.



                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

     Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholders of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of four Portfolios. All consideration received by the Fund for shares of one of the Portfolios and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio are treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new Portfolios without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     With respect to the Longer Term Portfolios only, each of these Portfolios is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Portfolio's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Portfolio during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Portfolio shares by any person or group if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Portfolio shares until it receives further instructions from the investor. A Portfolio may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Portfolio. The Fund's policy on excessive trading applies to investors who invest in a Portfolio directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     The Fund sends annual and semi-annual financial statements to shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the Portfolio shares being sold pursuant to the Portfolios' Prospectus.


     Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.





                                   APPENDIX A

                           (NEW JERSEY PORTFOLIO ONLY)


          RISK FACTORS-- INVESTING IN NEW JERSEY MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of New Jersey (the "State") and various local agencies available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

ECONOMIC OUTLOOK

     During calendar year 2001, the State experienced an economic slowdown similar to the rest of the nation. Although average annual employment grew for the ninth consecutive year, it marked the slowest pace since recovery began in 1993 and was well below the 2.4% growth in 2000. The average annual rate of growth in employment fell to 0.7% in 2001 adding under 30,000 jobs. Employment gains were primarily spread across the service producing industries with particularly strong growth in financial services (6,600 jobs), health services (7,900 jobs) and engineering and management services (7,100 jobs). The average annual growth in retail trade was 2,300 jobs; however, wholesale trade lost over 6,000 jobs. The government sector grew by a 2% average annual rate last year.

     Most of the job losses were concentrated in manufacturing, a sector that has been declining for more than a decade. Transportation, utilities and business services also lost jobs in 2001. The slower employment growth in 2001 was compounded by the tragic events of September 11, 2001.

     With the weakening in the labor market conditions, the State's personal income growth moderated to a 4.5% rate in 2001, substantially below the record pace of 8.2% in 2000. Softness in the State's economy also led to retain sales growth of under 7%, compared with the almost 9% rate recorded in 2000. Low inflation, approximately 3%, continued to benefit State consumers and businesses. Low interest rates continue to support spending on housing and other consumer durable goods in the State.

     In 2001, home building decreased from the 12-year high level of 2000. Housing starts were at an annual rate of approximately 29,000 units, down 16% from the 2000 rate of 34,000 units. Sales of existing homes continued to slide, consistent with the prior year. New vehicle registrations remained above the 600,000 level; however, the growth rate of registrations fell to -3.5% in 2001, which is significantly below the record growth rates of 1999 and 2000. Auto sales and registrations occurred at an exceptional rate in October and November 2001 due primarily to promotional financing.

     The State's unemployment rate rose to 4.2% in 2001 but remained below the national rate. The unemployment rate climbed in early 2002, peaking at 5.6% in March 2002. Joblessness, however, has started to level off, declining to 5.3% in August 2002. Although current growth in the job market is still weak, the State's employment level continues to remain above the 4 million mark.

     Economic forecasts as of June 2002 for the national and State economics project a weaker economic performance in 2002 than was anticipated at the beginning of the fiscal year. The economic recovery is expected to remain uneven over the near term, but to continue in view of growth in productivity and low interest rates. Economic activity is expected to accelerate in 2003.

     The State's economy is expected to follow the national trend in 2002 and 2003. Employment growth is projected to remain flat in 2002 but grow moderately at approximately 1% in 2003. Personal income growth in the State is expected to dip to around 3% in 2002 and then pick up close to 5% in 2003. Housing starts are expected to ease to around 26,000 units during the next two years, substantially below the 34,000 units reached in 2000. New vehicle registrations are projected to moderate from the near record set in 2000 but remain close to 600,000 units in 2002 and increase above that level in 2003. Inflation is expected to remain modest, below 3% in 2002 and 2003. To a large extent, the future direction of economic recovery nationally and in the State hinges on assumptions of no further terrorist attacks, supportive monetary and fiscal stimulus, low energy prices, a stable dollar, minimal disruptions from corporate collapse similar to Enron and WorldCom, and no further turmoil in the financial markets.

     The State and the nation may experience further near-term slow growth and the expected recovery may stall into late 2002 if consumers, investors, and businesses remain more cautious than currently assumed. However, the fundamentals of the State's economic health remain stable and the long run prospects for economic growth of the State in 2003 and beyond are favorable.


PRIMARY GOVERNMENTAL FUND TYPES

     GENERAL FUND--the fund into which all State revenues, not otherwise restricted by statute, are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Most revenues received from taxes, federal sources, and certain miscellaneous revenue items are recorded in this fund. The Appropriations Act enacted by the Legislature provides the basic framework for the operations of the General Fund.

     SPECIAL REVENUE FUNDS--account for the resources legally restricted to expenditure for specified purposes. Special Revenue Funds include the Casino Control Fund, the Casino Revenue Fund, the Gubernatorial Elections Fund and the Property Tax Relief Fund. Other Special Revenue Funds have been created that are either reported ultimately in the General Fund or are created to hold revenues derived from private sources. THE PORT AUTHORITY

     The Port Authority is a municipal corporate instrumentality of the States of New York and New Jersey created by compact between the two states in 1921 with the consent of the Congress of the United States. It is authorized and directed to plan, develop, and operate terminals and other facilities of transportation and commerce, and to advance projects in the general fields of transportation, economic development, and world trade that contribute to promoting and protecting the commerce and economy of the Port District, defined in the compact, which comprises an area of about 1,500 square miles in both states, centering about New York Harbor. The Governor of each State appoints six of the twelve members of the governing Board of Commissioners, subject to confirmation by the respective State Senate. Each Governor has from time to time exercised the statutory power to veto the actions of the commissioners from their state.

     The commissioners serve six-year overlapping terms as public officials without compensation. They establish Authority policy, appoint an Executive Director to implement it, and also appoint a General Counsel to act as legal advisor to the Board and to the Executive Director. The Authority undertakes only those projects authorized by the two states. The compact envisions the Port Authority as being financially self-sustaining and, as such, it must obtain the funds necessary for the construction or acquisition of facilities upon the basis of its own credit, its reserve funds, and its future revenues. The agency has neither the power to pledge the credit of either state or any municipality nor to levy taxes or assessments. Except for Special Project Bonds, the Authority's debt is secured by its full faith and credit, its reserve funds, or a pledge of future revenues. Special Project Bonds are secured by a mortgage on the financed properties. At December 31, 2000, Port Authority debt consisted of the following (expressed in thousands):


                       BONDS, NOTES AND OTHER OBLIGATIONS

Consolidated Bonds and Notes                  $  5,889,613
Special Project Bonds                            1,468,965
Operating Asset Financing                          503,896
Capital Asset Financing                          1,038,175
                                           _______________

                                                 8,900,649
Less: Unamortized Discount and Premium            (176,381)
                                            _______________

      TOTAL                                   $  8,724,268

                                            ===============



FISCAL YEARS 2002 AND 2003 ESTIMATED REVENUES

      SALES AND USE TAX. The revised estimate of Sales and Use Tax collections for Fiscal Year 2002 totals $5.971 billion, a 3.7% increase from Fiscal Year 2001 revenue. The Fiscal Year 2003 estimate of $6.172 billion is a 3.4% increase from the Fiscal Year 2002 estimate.

      GROSS INCOME TAX. The revised estimate of Gross Income Tax collections for Fiscal Year 2002 totals $6.771 billion, a 15.2% decrease from the Fiscal Year 2001 revenue. The Fiscal Year 2003 estimate of $7.298 billion is a 7.8% increase from the Fiscal Year 2002 estimate.

CORPORATION BUSINESS TAX. The revised estimate of Corporation Business Tax collections for Fiscal Year 2002 totals $1.085 billion, a 21.9% decrease from the Fiscal Year 2001 revenue. The Fiscal Year 2003 estimate of $1.830 billion is a 68.6% increase from the Fiscal Year 2002 estimate. The corporate business tax has undergone a major restructuring for Fiscal Year 2003. The Business Tax Reform Act, among other things, closes numerous loopholes, creates an alternative minimum assessment, and affects the tracking of the income of business organizations, like partnerships, that do not pay taxes but distribute income to their owners.

      GENERAL CONSIDERATIONS. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

      Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an Appropriations Act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised his or her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.

      APPROPRIATIONS. The State has made appropriations for principal and interest payments for general obligation bonds for Fiscal Years 1999 through 2002 in the amounts of $501.1 million, $518.7 million, $530.0 million and $493.8 million, respectively. The Fiscal Year 2003 Appropriations Act includes an appropriation in the amount of $470.7 million representing principal and interest payments for general obligation bonds. Appropriations for principal and interest payments are included in the following table within the fiscal year totals for the departments administering the respective capital programs.

      The following table sets forth the original and supplemental appropriations, by major category, for Fiscal Year 2002 and the appropriations for Fiscal Year 2003 as contained in the Fiscal Year 2003 Appropriations Act.





                            SUMMARY OF APPROPRIATIONS
                                   (MILLIONS)

                                        FISCAL YEAR   FISCAL      $        %
                                           2003       YEAR      CHANGE   CHANGE
                                                      2002
Direct state services.................. $ 5,070.2   $  4,922.3  147.9       3.0
Grants-in-aid..........................   7,506.3      7,656.6 (150.3)     (2.0)
State aid..............................   9,332.5      9,170.8  161.7       1.8
Capital construction...................   1,022.0      1,075.6  (53.6)     (5.0)
Debt service...........................     470.7        469.3    1.4       0.3
                                        __________  __________  _______     ____
                                        $ 23,401.7  $ 23,294.6  107.1       0.5
                                        ==========  =========== =======     ====
STATE DEBT

The general obligation bonded debt outstanding as of June 30, 2001 is $3.5 billion which is secured by the full faith and credit of the State (the General Fund). The amount to be provided for retirement of general obligation bonds on the balance sheet represents appropriations to be provided in the future from the General Fund for principal payments.

      The amount provided by the General Fund to the Debt Service Fund for interest and principal payments for the fiscal year ended June 30, 2001 was $525.0 million. This is reflected in the Statement of Revenues, Expenditures and Changes in Fund Balances as a Transfer to other funds in the General Fund and a Transfer from other funds in the Debt Service Fund.

      In prior years, the State has refunded various bond issuances by creating separate irrevocable trust funds. Refunding debt has been issued and the proceeds have been used to purchase United States Treasury Obligations--State and Local Government Series that were placed in the trust funds. The investments and fixed earnings from the investments are sufficient to fully service the defeased debt until the debt is called or matures. As of June 30, 2001, the amount of defeased general obligation debt outstanding, but removed from the General Long-Term Debt Account Group, amounted to $644.7 million.

      In addition, the State (the General Fund) has guaranteed the principal and interest payments on certain bonds issued by the New Jersey Sports and Exposition Authority. The amount outstanding on these bonds as of December 31, 2000 is $86.1 million. The State's liability is contingent upon the Authority's inability to meet such debt service requirements through derived revenues. The State believes that the revenue of the Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to the State's guarantee. As of June 30, 2001, the amount outstanding was $694.5 million.

      The State provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when the Corporation's earned revenues are anticipated to be insufficient to cover these obligations. On December 1, 2000, the Corporation certified that it would be unable to provide sufficient funds from operations for debt reserve and, therefore, required a State appropriation for Fiscal Year 2001 in the amount of $4.4 million.

LITIGATION

      The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

      TORT, CONTRACT AND OTHER CLAIMS. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Claims Act. The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

      AMERICAN TRUCKING ASSOCIATIONS, INC. AND TRI-STATE MOTOR TRANSIT, CO.
V. STATE OF NEW JERSEY. The American Trucking Associations, Inc. ("ATA") and Tri-State Motor Transit, Co. filed a complaint in the Tax Court on March 23, 1994 against the State and certain State officials challenging the constitutionality of annual hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection ("DEP"). Plaintiffs are alleging that the renewal fees discriminate against interstate commerce in violation of the Commerce Clause of the United States Constitution; that the fees are not used for the purposes for which they are levied; and that the fees do not reflect the duration or complexity of the services rendered by the government entities receiving the fees as required under the statute. Plaintiffs have obtained a class certification of their action. On October 2, 1997, oral argument was conducted on the parties' cross motions for summary judgment in the Tax Court. To date, no decision on the cross-motions has been rendered. The new Tax Court judge assigned to this matter is awaiting the outcome of a separate case brought by ATA against the State challenging the hazardous waste transporter registration fee rule.

      BUENA REGIONAL COMMERCIAL TOWNSHIP ET AL. V. NEW JERSEY DEPARTMENT OF EDUCATION ET AL. This lawsuit was filed on December 9, 1997 on behalf of 17 rural school districts seeking the same type of relief as has been mandated to be provided to the poor urban school districts in ABBOTT V. BURKE, which included, without limitation, sufficient funds to allow the school districts to spend at the average of wealthy suburban school districts, to implement additional programs such as full-day kindergarten, half-day preschool programs for three and four year olds, technology, alternative school, accountability and school-to-work and college transition programs, and to upgrade school facilities. The BUENA school districts are seeking to be treated as special needs districts and to receive parity funding with the ABBOTT school districts as a remedial measure. They also are seeking additional funding as may be necessary to provide an education equivalent to that being provided in the ABBOTT districts. On September 26, 2002, the Administrative Law Judge ("ALJ") issued an Initial Decision, finding that five of the 17 petitioning school districts were unable to provide a thorough and efficient education to their students. As a remedy, the ALJ recommended full "Abbott" funding for these five districts. The parties now have an opportunity to file exceptions with the Commissioner, who will review the Initial Decision and record, and issue a final decision.

      ABBOTT V APPEALS. Abbott districts, in furtherance of the Court's decision in ABBOTT V. BURKE ("ABBOTT V") and Department of Education regulations, have developed operational plans for the provision of early childhood programs. To date, one of the original 13 districts (Elizabeth) that filed petitions for the 1999-2000 school year remains active. Additionally, the Education Law Center ("ELC") filed petitions for the 1999-2000 school year on behalf of students in each of the three State-operated school districts of Newark, Jersey City and Paterson, and on behalf of the students of West New York arising from the 1999 early childhood departmental decisions. By decisions dated August 20, 2001, the Newark and Jersey City matters brought by the ELC were dismissed for mootness and for administrative reasons and for failure to comply with an order of a judge.
By decisions dated November 8, 2001, the Paterson and West New York matters brought by the ELC were dismissed for mootness, administrative reasons and failure to comply with an order of the judge. Six districts also filed appeals with the Commissioner of Education.

      On March 7, 2000 the Supreme court issued its decision clarifying the requirements of Abbott V as to early childhood education and requiring licensed community providers to serve Abbott preschool children with a preschool program meeting Department of Education ("DOE") standards. On June 1, 2001 a final agency decision was rendered on the early childhood "global issues".

      2001-2002 ABBOTT DISTRICT APPEALS. Several Abbott districts filed administrative petitions of appeal to the Commissioner of Education regarding departmental decisions rendered on approved programs and funding for the 2001-2002 school year. Each of the districts asked that their programs be approved as originally requested. Also, eleven districts filed petitions of appeal on DOE decisions awarding Additional Abbott v. Burke State aid seeking, in total, over $353 million in additional aid. The districts disagree with the Department's findings of budget reallocations, revenues and the final award of Additional Abbott v. Burke State aid. Finally, the ELC filed a petition and amended petition challenging the decisions and non-decisions of the Department in this regard on behalf of students in the thirty Abbott districts. Generally, the ELC takes issue with the Department's process and decisions regarding additional Abbott v. Burke State aid. On August 24, 2001, the State filed a motion for summary decision in lieu of answer and will continue to vigorously defend this appeal.

      ABBOTT V. BURKE VIII. On May 17, 2001, the ELC filed a Motion in Aid to Litigants' rights with the New Jersey Supreme Court. In essence, the ELC was attempting direct certification of the ALJ's initial decision in IN RE:
ABBOTT GLOBAL ISSUES thereby denying the Commissioner the ability to render a final decision responsive to the issues. The court issued an order in advance of a substantive decision on or about October 23, 2001 that established deadlines for the submission of early childhood plans, decisions on those plans and appeals, if any. On February 21, 2002, the Supreme Court issued its decision and declined to appoint a Special Master and found that portions of the relief sought by the ELC had already been provided by the Commissioner through the administrative process. The Court found, however, that there were considerable delays in the administrative decision/appeal process and ordered timely implementation of remedies and prompt resolution of appeals. To this end, only one appeal was taken by an Abbott District after the Court's decision and it was resolved according to the time frame established by the Court. There are no further appeals outstanding.

      UNITED HOSPITALS ET AL. V. STATE OF NEW JERSEY AND WILLIAM WALDMAN ET AL. There are several matters involving approximately 40 hospitals challenging Medicaid hospital inpatient reimbursement rates for rate years 1995 through 2001. The Appellate Division has remanded some of these matters to the Division of Medical Assistance and Health Services to make further findings. United Hospitals is in bankruptcy and this case has been settled so far as United Hospitals is concerned.

      SOJOURNER A., ET AL. V. DEPT. OF HUMAN SERVICES. The plaintiffs in this action filed a complaint and motion for preliminary injunction on September 4, 1997, seeking damages and declaratory and injunctive relief overturning, on State constitutional grounds, the "family cap" provisions of the State Work First New Jersey Act. Damages sought are retroactive payment of benefits to all persons who did not obtain an increase in welfare benefits because of the cap. On August 30, 2000, the trial court granted summary judgment in favor of the State defendants, dismissing the complaint and Plaintiffs appealed. On April 5, 2002, the Superior Court, Appellate Division affirmed the trial court's dismissal of the complaint. The plaintiff's filed a petition for certification seeking reversal by the New Jersey Supreme Court. The State defendants having filed their brief in opposition to the petition. The Supreme Court granted certification and the matter is now pending there.

      CHARLIE AND NADINE H., BY AND THROUGH THEIR NEXT FRIEND, IMOGENE JOHNSON ET AL. V. JAMES MCGREEVEY, ET AL. On August 4, 1999, a group called Children's Rights Inc., filed this class action lawsuit pursuant to federal law against the Governor and others, including the Commissioner of the Department of Human Services, and the Division of Youth and Family Services ("DYFS"), alleging violations of the United States Constitution, federal statutes and federal common law. The class is alleged to contain all children who are or will be in the custody of DYFS, and those children who, while not in the custody of DYFS, are or will be at risk of abuse or neglect and whose status is known, or should be known, or will be known to DYFS. The complaint alleges defendants' systemic failure to protect the plaintiff class and furnish legally required services to these children and their families. The complaint seeks, among other things, a permanent injunction against defendants to prevent them from subjecting members of the plaintiff class to practices that violate their rights; remedial relief to ensure defendants' future provision of legally mandated services to plaintiffs; and an award of reasonable attorneys' fees and costs. The State filed a motion to dismiss the complaint, which was decided on January 27, 2000 and discovery has commenced. Most of the causes of action were dismissed, leaving only substantive due process and Multiethnic Placement Act claims relating to children involuntarily in DYFS custody. The trial judge denied plaintiffs' motion seeking to appeal the decision. On March 7, 2002, the District Court granted class certification for two classes relating to the remaining counts of the complaint. The State is unable to estimate it's exposure for these claims and intends to vigorously defend this matter.

      EAST CAPE MAY ASSOCIATES V. NEW JERSEY DEPARTMENT OF ENVIRONMENTAL
PROTECTION: This matter is a regulatory taking case in which the plaintiff claims that it is entitled to in excess of $28 million in damages for a taking of its property without just compensation. The property is approximately 80 acres of freshwater wetlands in the City of Cape May which the Department of Environmental Protection ("DEP") denied an application for 366 single family homes. On July 25, 2001, the Appellate Division affirmed the trial court's decision that the State was liable for a regulatory taking, and found that before DEP could approve limited development to avoid a taking it was required to adopt rules. The Appellate Division remanded the case for such rule-making, the making of a development offer under the rules, and a determination by the trial court as to whether the new offer complies with the rules and avoids a taking. East Cape May Associates has petitioned the State Supreme Court for certification of this decision. Upon remand from the Appellate Division, DEP promulgated regulations under the Freshwater Wetlands Protections Act published in the New Jersey Register on January 22, 2002. Environmental groups and the Environmental Protection Agency have opposed the proposal. As a result, the DEP is determining the next step to take in the remand process. DEP is continuing to vigorously defend this lawsuit.

      BROWN V. STATE, DEPT. OF TREASURY, DIV. OF PENSIONS & BENEFITS. In this suit, plaintiff seeks to represent a class of persons who applied for and received accidental disability retirement benefits under the Police & Firemen Retirement System prior to April 1, 1991. The class would challenge, on statutory and constitutional grounds, their omission from recent legislation that provided enhanced retirement benefits only to those people who retired after April 1, 1991. The trial court denied the State's motion to dismiss. The court granted the State's motion for summary judgment on October 12, 2001. Plaintiff filed an appeal with the Appellate Division.
The matter has been briefed but oral argument has not yet been scheduled.

      LONEGAN, ET AL. V. STATE OF NEW JERSEY ET AL. Plaintiffs sued challenging the constitutionality of various State statutes (collectively, the "State Contract Statutes"), which authorize the issuance by various State authorities and instrumentalities of bonds (the "State Contract Bonds") which are payable from amounts to be paid by the State Treasurer, subject to annual appropriation, under a contract with such authority or instrumentality. The plaintiffs sought a judgment declaring the State Contract Statutes unconstitutional under the Constitution of the State of New Jersey.

      On August 21, 2002, the Supreme Court issued a decision (the "August 21 Decision") affirming the decision of the Appellate Division only insofar as it upheld the constitutionality of the Educational Facilities Construction and Financing Act and the issuance of State Contract Bonds thereunder. With regard to all other State Contract Statutes challenged by the plaintiffs, the Supreme Court reserved ruling and scheduled the matter for additional briefing and reargument on October 21, 2002. Plaintiffs filed their supplemental brief with the Supreme Court on September 10, 2002. The State parties filed their supplemental brief on the merits with the Supreme Court on October 2, 2002.

      SOUTHERN NEW JERSEY LIGHT RAIL GROUP V. NEW JERSEY TRANSIT
Corporation. On July 31, 2002, New Jersey Transit Corporation's contractor for the construction of the Southern New Jersey Light Rail Transit Project filed suit in the Law Division, Essex County alleging over $100 million in damages and claims on the project. The contractor, Southern New Jersey Rail Group (a consortium of Bechtel Infrastructure and Bombardier), alleges breach of contract, breach of the covenant of good faith and fair dealing, equitable adjustment, unjust enrichment, and negligent misrepresentation resulting from alleged delays caused by New Jersey Transit and changes in the contract work for which the plaintiff alleges it is entitled to be compensated.




                                   APPENDIX B

                                Rating Categories

      Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"),
Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

P-3
Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3
Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated B are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated 'D' is payment default. The 'D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

LONG-TERM

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.
The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
DEFAULT.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'




                       DREYFUS BASIC MUNICIPAL FUND, INC.

                            PART C. OTHER INFORMATION
                            -------------------------



Item 23.  Exhibits.
-------   --------

     (a) Articles of Incorporation dated August 8, 1991 and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on April 1, 1996.

     (b) Amended By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on December 28, 2000.

     (d) Management Agreement dated August 24, 1994, as amended October 11, 1995 is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on December 29, 1995.

     (e) Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on December 28, 2000.

   (g)(i) Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on April 1, 1996. Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed on December 15, 1993.


  (g)(ii) Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on December 28, 2001.

  (g)(iii)Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on December 28, 2001.


     (h) Shareholder Services Plan dated August 24, 1994, as amended October 11, 1995 is incorporated by reference to Exhibit (9) of Post Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on April 1, 1996.

     (j)  Consent of Independent Auditors.

     (p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on December 28, 2000.

            Other Exhibits


               (a) Powers of Attorney is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on December 28, 2001.


               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on December 28, 2000.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

                  Not Applicable

Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 17 to the Registration Statement on
          Form N-1A, filed on December 28, 2000.

          Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 17 to the
          Registration Statement on Form N-1A, filed on December 28, 2000.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.       Business and Other Connections of Investment Adviser (continued)

                  Officers and Directors of Investment Adviser


Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates
_________________                  ________________                      _____________                 ______

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      President                     9/02 - Present
Director, Vice Chairman, and
Chief Investment Officer           Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97- Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director

                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp.+        President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Vice President                9/02 - Present
Director and President
                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Director, Board of Managers   5/01 - Present
                                   LLC****

                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England                       Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp.*        Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.                Chairman and Director         2/02 - Present
                                   200 Park Avenue
                                   New York, NY 10166

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 WIlshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Vice President and            9/02 - Present
Controller                                                               Treasurer

                                   The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
                                                                         Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   200 Park Avenue
                                   New York, NY 10166

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. Price                    None
Vice President

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                200 Park Avenue                       Director                      2/97 - Present
                                   New York, NY 10166                    Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++


*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
________    ______________________

   (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       CitizensSelect Funds
2)       Dreyfus A Bonds Plus, Inc.
3)       Dreyfus Appreciation Fund, Inc.
4)       Dreyfus Balanced Fund, Inc.
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC U.S. Mortgage Securities Fund
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Fixed Income Securities
16)      Dreyfus Florida Intermediate Municipal Bond Fund
17)      Dreyfus Florida Municipal Money Market Fund
18)      Dreyfus Founders Funds, Inc.
19)      The Dreyfus Fund Incorporated
20)      Dreyfus GNMA Fund, Inc.
21)      Dreyfus Government Cash Management Funds
22)      Dreyfus Growth and Income Fund, Inc.
23)      Dreyfus Growth and Value Funds, Inc.
24)      Dreyfus Growth Opportunity Fund, Inc.
25)      Dreyfus Index Funds, Inc.
26)      Dreyfus Institutional Cash Advantage Funds
27)      Dreyfus Institutional Money Market Fund
28)      Dreyfus Institutional Preferred Money Market Funds
29)      Dreyfus Insured Municipal Bond Fund, Inc.
30)      Dreyfus Intermediate Municipal Bond Fund, Inc.
31)      Dreyfus International Funds, Inc.
32)      Dreyfus Investment Grade Bond Funds, Inc.
33)      Dreyfus Investment Portfolios
34)      The Dreyfus/Laurel Funds, Inc.
35)      The Dreyfus/Laurel Funds Trust
36)      The Dreyfus/Laurel Tax-Free Municipal Funds
37)      Dreyfus LifeTime Portfolios, Inc.
38)      Dreyfus Liquid Assets, Inc.
39)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)      Dreyfus Massachusetts Municipal Money Market Fund
41)      Dreyfus Massachusetts Tax Exempt Bond Fund
42)      Dreyfus Midcap Index Fund, Inc.
43)      Dreyfus Money Market Instruments, Inc.
44)      Dreyfus Municipal Bond Fund, Inc.
45)      Dreyfus Municipal Cash Management Plus
46)      Dreyfus Municipal Money Market Fund, Inc.
47)      Dreyfus New Jersey Intermediate Municipal Bond Fund
48)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
49)      Dreyfus New York Municipal Cash Management
50)      Dreyfus New York Tax Exempt Bond Fund, Inc.
51)      Dreyfus New York Tax Exempt Intermediate Bond Fund
52)      Dreyfus New York Tax Exempt Money Market Fund
53)      Dreyfus U.S. Treasury Intermediate Term Fund
54)      Dreyfus U.S. Treasury Long Term Fund
55)      Dreyfus 100% U.S. Treasury Money Market Fund
56)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57)      Dreyfus Pennsylvania Municipal Money Market Fund
58)      Dreyfus Premier California Municipal Bond Fund
59)      Dreyfus Premier Equity Funds, Inc.
60)      Dreyfus Premier Fixed Income Funds
61)      Dreyfus Premier International Funds, Inc.
62)      Dreyfus Premier GNMA Fund
63)      Dreyfus Premier Municipal Bond Fund
64)      Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
65)      Dreyfus Premier New Leaders Fund, Inc.
66)      Dreyfus Premier New York Municipal Bond Fund
67)      Dreyfus Premier Opportunity Funds
68)      Dreyfus Premier State Municipal Bond Fund
69)      The Dreyfus Premier Third Century Fund, Inc.
70)      Dreyfus Premier Value Equity Funds
71)      Dreyfus Premier Worldwide Growth Fund, Inc.
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund, Inc.
76)      Dreyfus Tax Exempt Cash Management
77)      Dreyfus Treasury Cash Management
78)      Dreyfus Treasury Prime Cash Management
79)      Dreyfus Variable Investment Fund
80)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
81)      General California Municipal Bond Fund, Inc.
82)      General California Municipal Money Market Fund
83)      General Government Securities Money Market Funds, Inc.
84)      General Money Market Fund, Inc.
85)      General Municipal Bond Fund, Inc.
86)      General Municipal Money Market Funds, Inc.
87)      General New York Municipal Bond Fund, Inc.
88)      General New York Municipal Money Market Fund
89)      Mellon Funds Trust


(b)

                                                                                                                       Positions and
Name and principal                                                                                                     offices with
business address                              Positions and offices with the Distributor                               Registrant
----------------                              ------------------------------------------                               ----------

Michael G. Millard *                          Chief Executive Officer and Chairman of the Board                        None
J. David Officer *                            President and Director                                                   None
J. Charles Cardona *                          Executive Vice President and Director                                    None
Anthony DeVivio **                            Executive Vice President and Director                                    None
Jude C. Metcalfe **                           Executive Vice President                                                 None
Irene Papadoulis **                           Director                                                                 None
David K. Mossman **                           Executive Vice President                                                 None
Prasanna Dhore *                              Executive Vice President                                                 None
Noreen Ross *                                 Executive Vice President                                                 None
Matthew R. Schiffman*                         Executive Vice President                                                 None
William H. Maresca *                          Chief Financial Officer and Director                                     None
James Book ***                                Senior Vice President                                                    None
Ken Bradle **                                 Senior Vice President                                                    None
Stephen R. Byers *                            Senior Vice President                                                    None
Lawrence S. Kash*                             Senior Vice President                                                    None
Walter Kress *                                Senior Vice President                                                    None
Matthew Perrone **                            Senior Vice President                                                    None
Bradley J. Skapyak *                          Senior Vice President                                                    None
Bret Young *                                  Senior Vice President                                                    None
Jane Knight *                                 Chief Legal Officer and Secretary                                        None
Stephen Storen *                              Chief Compliance Officer                                                 None
John Geli **                                  Vice President                                                           None
Maria Georgopoulos *                          Vice President - Facilities Management                                   None
William Germenis *                            Vice President - Compliance                                              None
Janice Hayles *                               Vice President                                                           None
Tracy Hopkins *                               Vice President                                                           None
Hal Marshall *                                Vice President - Compliance                                              None
Mary Merkle *                                 Vice President - Compliance                                              None
Paul Molloy *                                 Vice President                                                           None
James Muir *                                  Vice President - Compliance                                              None
B.J. Ralston **                               Vice President                                                           None
Theodore A. Schachar *                        Vice President - Tax                                                     None
William Schalda *                             Vice President                                                           None
James Windels *                               Vice President                                                           Treasurer
James Bitetto *                               Assistant Secretary                                                      None
Ronald Jamison *                              Assistant Secretary                                                      None
Carlene Kim *                                 Assistant Secretary                                                      None


*               Principal business address is 200 Park Avenue, New York, NY 10166.
**              Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***             Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.


Item 28. Location of Accounts and Records

-------  --------------------------------

                  1.       The Bank of New York
                           100 Church Street, 10th Floor
                           New York, New York 10007

                  2.       Boston Financial Services, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903

                  3.       The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29. Management Services
-------  -------------------

         Not Applicable

Item 30. Undertakings
-------  ------------

         None



                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of December, 2002.

                        DREYFUS BASIC MUNICIPAL FUND, INC.

                 BY:   /s/Stephen E. Canter*
                       ____________________________
                       STEPHEN E. CANTER, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                        Title                            Date

/s/Stephen E. Canter*                  President                       12/23/02
____________________________           (Principal Executive
Stephen E. Canter                      Officer)

/s/James Windels*                      Treasurer (Principal            12/23/02
____________________________           Financial and Accounting
James Windels                          Officer)

/s/David Burke*                        Director                        12/23/02
____________________________
David Burke

/s/Samuel Chase*                       Director                        12/23/02
____________________________
Samuel Chase

/s/Gordon J. Davis*                    Director                        12/23/02
____________________________
Gordon J. Davis

/s/Joseph S. DiMartino*                Director                        12/23/02
____________________________
Joseph S. DiMartino

/s/Joni Evans*                         Director                        12/23/02
____________________________
Joni Evans

/s/Arnold S. Hiatt*                    Director                        12/23/02
____________________________
Arnold S. Hiatt

/s/Burton Wallack*                     Director                        12/23/02
____________________________
Burton Wallack

*BY:
           /s/John B. Hammalian

           John B. Hammalian,
           Attorney-in-Fact



                                INDEX OF EXHIBITS


Exhibit No.

23(j)                   Consent of Ernst & Young LLP